Note 10 - Exploration and Evaluation Expenditures - Discontinued Operations (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Expenditures for the year	$ 0	$ 0	$ 12,263
Central Zone [member]
Statement Line Items [Line Items]
Expenditures for the year
North Zone [member]
Statement Line Items [Line Items]
Expenditures for the year
South Zone [member]
Statement Line Items [Line Items]
Expenditures for the year			12,263
Tangible exploration and evaluation assets, land maintenance and tenure [member]
Statement Line Items [Line Items]
Expenditures for the year			12,263
Tangible exploration and evaluation assets, land maintenance and tenure [member] | Central Zone [member]
Statement Line Items [Line Items]
Expenditures for the year
Tangible exploration and evaluation assets, land maintenance and tenure [member] | North Zone [member]
Statement Line Items [Line Items]
Expenditures for the year
Tangible exploration and evaluation assets, land maintenance and tenure [member] | South Zone [member]
Statement Line Items [Line Items]
Expenditures for the year			$ 12,263